Advances to joint ventures (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 5,730	$ 6,275
Long-term advances to joint ventures	291	943
Advances/shareholder loans to joint ventures	$ 6,021	$ 7,218